Stock Options (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Number of Options
Outstanding Beginning	7,804,734
Outstanding Ending	7,817,234	7,804,734
Exercisable Ending	3,956,434	3,853,734
Weighted Average Exercise Price ($)
Weighted-average exercise price Beginning	$ 4.16
Grants	3.42		$ 3.54
Weighted-average exercise price Ending	4.16	$ 4.16
Exercisable Ending	$ 3.66	$ 3.64
Weighted Average Remaining Contractual Term
Outstanding Ending	5 years 3 months 15 days	5 years 6 months 14 days
Aggregate Intrinsic Value ($)
Outstanding Ending	$ 25,886,685	$ 3,030,518
Stock Option [Member]
Number of Options
Outstanding Beginning	7,804,734	2,777,334	1,291,334
Grants	50,000	5,158,000	1,506,000
Forfeitures and cancellations	(37,500)	(130,600)	(20,000)
Outstanding Ending	7,817,234	7,804,734	2,777,334
Exercisable Ending	3,956,434	3,853,734
Weighted Average Exercise Price ($)
Weighted-average exercise price Beginning	$ 4.16	$ 4.31	$ 5.22
Grants	3.42	4.06	3.54
Forfeitures and cancellations	3.54	3.54	4.87
Weighted-average exercise price Ending	4.16	4.16	$ 4.31
Exercisable Ending	$ 3.66	$ 3.64
Weighted Average Remaining Contractual Term
Outstanding Ending	5 years 3 months 15 days	5 years 6 months 14 days
Exercisable Ending	6 years 3 months 19 days	6 years 6 months 14 days
Aggregate Intrinsic Value ($)
Outstanding Ending	$ 27,557,385	$ 3,030,518
Exercisable Ending	$ 15,789,872	$ 1,526,908